COMMITMENTS (Royalty Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
COMMITMENTS
Change in contingent royalty liability		$ 1,542
Estimated future sublease rent expense	$ 84
Minimum [Member]
COMMITMENTS
Royalty Percentage	3.00%
Maximum [Member]
COMMITMENTS
Royalty Percentage	3.50%